Leases (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2020	Dec. 31, 2019	Jan. 31, 2019
ROU Asset Beginning Balance	$ 2,199,682
ROU Asset Ending Balance	2,878,467	$ 2,199,682
Lease liability Beginning Balance	2,212,548
Lease liability Ending Balance	2,971,673	2,212,548
Lease liability - short term			$ 586,048	$ 467,979
Lease liability - long term			2,385,625	1,744,569
Lease liability - total	2,971,673	2,212,548	2,971,673	2,212,548	$ 44,588
Other information related [Member]
ROU Asset Beginning Balance	2,212,548	116,876
Increase	1,048,058	2,300,580
Decrease	(101,438)	(217,774)
Amortization	(267,835)	2,199,682
ROU Asset Ending Balance	2,878,467	2,212,548
Lease liability Beginning Balance	2,212,548	116,876
Increase	1,048,058	2,300,580
Decrease	(101,438)
Amortization	(187,495)	(204,908)
Lease liability Ending Balance	2,971,673	2,212,548
Lease liability - short term			586,048	467,979
Lease liability - long term			2,385,625	1,744,569
Lease liability - total	$ 2,971,673	$ 116,876	$ 2,971,673	$ 2,212,548